Derivative financial instruments	6 Months Ended
Jun. 30, 2019
Derivative financial instruments.
Derivative financial instruments

9.     Derivative financial instruments

	30 June 2019		31 December 2018
	Fair value	Fair value	Fair value	Fair value
	of assets	of liabilities	of assets	of liabilities
	£m	£m	£m	£m
Hedging
Derivatives designated as fair value hedges	949	223	950	216
Derivatives designated as cash flow hedges	598	965	613	892
	1,547	1,188	1,563	1,108
Trading
Exchange rate contracts	5,718	4,324	5,797	4,753
Interest rate contracts	18,560	16,653	15,747	14,632
Credit derivatives	64	137	99	181
Equity and other contracts	259	724	389	699
	24,601	21,838	22,032	20,265
Total recognised derivative assets/liabilities	26,148	23,026	23,595	21,373